LEASES - Rollforward of right of use assets (Details) - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
LEASES
Beginning balance	$ 1,634,045	$ 1,827,108
Acquisition	205,034	494,407
Additions	62,074	11,861
Expenses depreciation	(207,560)	(229,665)	$ (212,861)
Disposal	(114,144)	(533,167)
Revaluation	92,271	220,238
Effect of changes in foreign exchange rate	85,486	(156,737)
Ending balance	1,757,206	1,634,045	1,827,108
Buildings
LEASES
Expenses depreciation	(191,472)	(198,156)
Computer equipment
LEASES
Expenses depreciation	(12,352)	(17,043)
Furniture and fixtures
LEASES
Expenses depreciation	(656)	(548)
Vehicles
LEASES
Expenses depreciation	(3,080)	(13,918)
Cost
LEASES
Beginning balance	2,383,508	2,555,720
Acquisition	205,034	494,407
Additions	62,074	11,861
Disposal	(156,617)	(647,427)
Revaluation	92,271	220,238
Effect of changes in foreign exchange rate	153,225	(251,291)
Ending balance	2,739,495	2,383,508	2,555,720
Cost | Buildings
LEASES
Beginning balance	2,302,922	2,319,471
Acquisition	105,666	67,049
Additions	61,879	11,861
Disposal	(62,106)	(75,701)
Revaluation	91,414	218,592
Effect of changes in foreign exchange rate	144,744	(238,350)
Ending balance	2,644,519	2,302,922	2,319,471
Cost | Computer equipment
LEASES
Beginning balance	58,069	95,240
Acquisition	4,552	7,965
Additions	195
Disposal	(3,538)	(30,650)
Revaluation	803	(2,773)
Effect of changes in foreign exchange rate	7,620	(11,713)
Ending balance	67,701	58,069	95,240
Cost | Furniture and fixtures
LEASES
Beginning balance	2,762	4,449
Acquisition	5,083	620
Disposal	(509)	(1,783)
Revaluation	33	0
Effect of changes in foreign exchange rate	617	(524)
Ending balance	7,986	2,762	4,449
Cost | Vehicles
LEASES
Beginning balance	19,755	136,560
Acquisition	89,733	418,773
Disposal	(90,464)	(539,293)
Revaluation	21	4,419
Effect of changes in foreign exchange rate	244	(704)
Ending balance	19,289	19,755	136,560
Accumulated depreciation
LEASES
Beginning balance	(749,463)	(728,612)
Expenses depreciation	(207,560)	(229,665)
Disposal	42,473	114,260
Effect of changes in foreign exchange rate	(67,739)	94,554
Ending balance	(982,289)	(749,463)	(728,612)
Accumulated depreciation | Buildings
LEASES
Beginning balance	(706,786)	(637,615)
Expenses depreciation	(191,472)	(198,156)
Disposal	34,561	41,560
Effect of changes in foreign exchange rate	(62,201)	87,425
Ending balance	(925,898)	(706,786)	(637,615)
Accumulated depreciation | Computer equipment
LEASES
Beginning balance	(34,936)	(53,757)
Expenses depreciation	(12,352)	(17,043)
Disposal	3,398	29,864
Effect of changes in foreign exchange rate	(5,026)	6,000
Ending balance	(48,916)	(34,936)	(53,757)
Accumulated depreciation | Furniture and fixtures
LEASES
Beginning balance	(2,607)	(4,291)
Expenses depreciation	(656)	(548)
Disposal	509	1,708
Effect of changes in foreign exchange rate	(317)	524
Ending balance	(3,071)	(2,607)	(4,291)
Accumulated depreciation | Vehicles
LEASES
Beginning balance	(5,134)	(32,949)
Expenses depreciation	(3,080)	(13,918)
Disposal	4,005	41,128
Effect of changes in foreign exchange rate	(195)	605
Ending balance	$ (4,404)	$ (5,134)	$ (32,949)